SUPPLEMENT TO THE PROSPECTUS
DATED APRIL 28, 2000

NORTHWESTERN MUTUAL
VARIABLE JOINT LIFE


         The Variable Joint Life policy (the "Policy") described in this prospectus includes non-guaranteed charges that can change based on expected changes in Northwestern Mutual mortality and expense experience. The illustrations on pages 43, 45, 47, and 49 of Appendix A of the prospectus reflect the current cost of insurance charges being made during the 2000 calendar year. On October 30, 2000, the Trustees of Northwestern Mutual adopted a revised scale for current cost of insurance charges for Policies sold in 2001. You will find revised illustrations based on the new current cost of insurance charges on the following pages of this supplement.

         For policies dated on or after January 1, 2001, changes in our experience produce cost of insurance rates that are higher than the 2000 scale rates for the earlier policy years, and then lower than the 2000 scale rates for the later policy years. There is no general rule to determine the impact these changes to the cost of insurance rates will have on illustrations. The varying degree of impact on illustrated values depends on the premium levels, investment performance, death benefit option, and definition of life insurance test (i.e. cash value accumulation test vs. guideline premium test).


           THE DATE OF THIS PROSPECTUS SUPPLEMENT IS JANUARY 1, 2001.

              FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY

SPECIFIED AMOUNT: $1,000,000                            DEATH BENEFIT OPTION:  A
MALE SELECT CLASS ISSUE AGE 55                  FEMALE SELECT CLASS ISSUE AGE 55
ANNUAL PREMIUM: $20,000             GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST

                                 CURRENT CHARGES

                                                                               DEATH BENEFIT
                                                            ----------------------------------------------------
                                                          ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF
   END OF                 PREMIUM ACCUMULATED             -------------------------------------------------------
POLICY YEAR             AT 5% INTEREST PER YEAR              0%                      6%                 12%
-----------             -----------------------          ---------               ---------           ---------
       1                          21,000                   1,000,000             1,000,000           1,000,000
       2                          43,050                   1,000,000             1,000,000           1,000,000
       3                          66,203                   1,000,000             1,000,000           1,000,000
       4                          90,513                   1,000,000             1,000,000           1,000,000
       5                         116,038                   1,000,000             1,000,000           1,000,000
       6                         142,840                   1,000,000             1,000,000           1,000,000
       7                         170,982                   1,000,000             1,000,000           1,000,000
       8                         200,531                   1,000,000             1,000,000           1,000,000
       9                         231,558                   1,000,000             1,000,000           1,000,000
      10                         264,136                   1,000,000             1,000,000           1,000,000
      15                         453,150                   1,000,000             1,000,000           1,000,000
      20                         694,385                   1,000,000             1,000,000           1,235,964
      25                       1,002,269                   1,000,000             1,000,000           2,160,755
      30                       1,395,216                   1,000,000             1,198,057           3,727,260
      35                       1,896,726                   1,000,000             1,605,889           6,262,902

                                  POLICY VALUE                                                  CASH VALUE
                 ------------------------------------------------------   ------------------------------------------------------
                ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF
   END OF       -------------------------------------------------------  -------------------------------------------------------
POLICY YEAR              0%              6%             12%                        0%                  6%            12%
-----------          ---------      ---------     ---------                   ---------         ---------       ---------
    1                  15,523          16,526         17,531                       6,233             7,236           8,241
    2                  30,873          33,856         36,960                      22,615            25,598          28,703
    3                  46,052          52,027         58,495                      38,827            44,801          51,269
    4                  61,061          71,080         82,361                      54,867            64,887          76,168
    5                  75,899          91,057        108,811                      70,738            85,896         103,649
    6                  90,567         111,999        138,120                      86,438           107,870         133,992
    7                 105,062         133,950        170,597                     101,966           130,853         167,501
    8                 119,383         156,955        206,582                     117,319           154,891         204,517
    9                 133,525         181,060        246,449                     132,492           180,028         245,416
    10                147,485         206,315        290,617                     147,485           206,315         290,617
    15                228,951         368,809        614,185                     228,951           368,809         614,185
    20                301,766         571,771      1,155,106                     301,766           571,771       1,155,106
    25                351,849         821,939      2,057,861                     351,849           821,939       2,057,861
    30                340,748       1,141,007      3,549,772                     340,748         1,141,007       3,549,772
    35                149,488       1,529,418      5,964,668                     149,488         1,529,418       5,964,668

ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.

THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY

SPECIFIED AMOUNT:  $1,000,000                           DEATH BENEFIT OPTION:  A
MALE SELECT CLASS ISSUE AGE 55                  FEMALE SELECT CLASS ISSUE AGE 55
ANNUAL PREMIUM:  $20,000                           CASH VALUE  ACCUMULATION TEST

                                 CURRENT CHARGES

                                                                         DEATH BENEFIT
                                                      ----------------------------------------------------
                                                    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF
   END OF           PREMIUM ACCUMULATED             -------------------------------------------------------
POLICY YEAR       AT 5% INTEREST PER YEAR              0%                     6%                12%
-----------       -----------------------          ---------             ---------           ---------
      1               21,000                      1,000,000             1,000,000            1,000,000
      2               43,050                      1,000,000             1,000,000            1,000,000
      3               66,203                      1,000,000             1,000,000            1,000,000
      4               90,513                      1,000,000             1,000,000            1,000,000
      5              116,038                      1,000,000             1,000,000            1,000,000
      6              142,840                      1,000,000             1,000,000            1,000,000
      7              170,982                      1,000,000             1,000,000            1,000,000
      8              200,531                      1,000,000             1,000,000            1,000,000
      9              231,558                      1,000,000             1,000,000            1,000,000
     10              264,136                      1,000,000             1,000,000            1,000,000
     15              453,150                      1,000,000             1,000,000            1,135,911
     20              694,385                      1,000,000             1,000,000            1,818,881
     25            1,002,269                      1,000,000             1,137,684            2,804,865
     30            1,395,216                      1,000,000             1,388,228            4,241,539
     35            1,896,726                      1,000,000             1,649,511            6,304,409




                                  POLICY VALUE                                                  CASH VALUE
                 ----------------------------------------------------     -----------------------------------------------------
                ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF
   END OF       -------------------------------------------------------  -------------------------------------------------------
POLICY YEAR              0%              6%           12%                          0%               6%               12%
-----------          ---------      ---------     ---------                   ---------         ---------        ---------
     1                 15,523          16,526       17,531                      6,233              7,236            8,241
     2                 30,873          33,856       36,960                     22,615             25,598           28,703
     3                 46,052          52,027       58,495                     38,827             44,801           51,269
     4                 61,061          71,080       82,361                     54,867             64,887           76,168
     5                 75,899          91,057      108,811                     70,738             85,896          103,649
     6                 90,567         111,999      138,120                     86,438            107,870          133,992
     7                105,062         133,950      170,597                    101,966            130,853          167,501
     8                119,383         156,955      206,582                    117,319            154,891          204,517
     9                133,525         181,060      246,449                    132,492            180,028          245,416
    10                147,485         206,315      290,617                    147,485            206,315          290,617
    15                228,951         368,809      614,142                    228,951            368,809          614,142
    20                301,766         571,771    1,150,788                    301,766            571,771        1,150,788
    25                351,849         819,781    2,021,102                    351,849            819,781        2,021,102
    30                340,748       1,105,946    3,379,064                    340,748          1,105,946        3,379,064
    35                149,488       1,410,167    5,389,639                    149,488          1,410,167        5,389,639

ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.

THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY

SPECIFIED AMOUNT:  $1,000,000                           DEATH BENEFIT OPTION:  B
MALE SELECT CLASS ISSUE AGE 55                  FEMALE SELECT CLASS ISSUE AGE 55
ANNUAL PREMIUM:  $20,000            GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST

                                 CURRENT CHARGES


                                                                         DEATH BENEFIT
                                                      ----------------------------------------------------
                                                    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF
   END OF           PREMIUM ACCUMULATED             -------------------------------------------------------
POLICY YEAR       AT 5% INTEREST PER YEAR              0%                    6%                  12%
-----------       -----------------------          ---------            ---------             ---------
     1                      21,000                  1,015,523           1,016,526             1,017,531
     2                      43,050                  1,030,873           1,033,856             1,036,960
     3                      66,203                  1,046,052           1,052,027             1,058,495
     4                      90,513                  1,061,060           1,071,080             1,082,361
     5                     116,038                  1,075,898           1,091,055             1,108,809
     6                     142,840                  1,090,564           1,111,995             1,138,116
     7                     170,982                  1,105,056           1,133,942             1,170,587
     8                     200,531                  1,119,371           1,156,940             1,206,561
     9                     231,558                  1,133,503           1,181,031             1,246,408
    10                     264,136                  1,147,449           1,206,263             1,290,541
    15                     453,150                  1,228,594           1,368,203             1,613,137
    20                     694,385                  1,299,244           1,566,735             2,145,164
    25                   1,002,269                  1,336,687           1,785,361             2,997,902
    30                   1,395,216                  1,279,082           1,957,390             4,306,086
    35                   1,896,726                  1,000,000           1,913,862             6,199,592


                                  POLICY VALUE                                                  CASH VALUE
                 ----------------------------------------------------     -----------------------------------------------------
                ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF
   END OF       -------------------------------------------------------  -------------------------------------------------------
POLICY YEAR              0%              6%           12%                          0%               6%             12%
-----------          ---------      ---------     ---------                   ---------         ---------      ---------
     1                  15,523         16,526        17,531                      6,233            7,236            8,241
     2                  30,873         33,856        36,960                     22,615           25,598           28,703
     3                  46,052         52,027        58,495                     38,826           44,801           51,269
     4                  61,060         71,080        82,361                     54,867           64,886           76,167
     5                  75,898         91,055       108,809                     70,737           85,894          103,648
     6                  90,564        111,995       138,116                     86,435          107,866          133,987
     7                 105,056        133,942       170,587                    101,960          130,845          167,491
     8                 119,371        156,940       206,561                    117,307          154,875          204,496
     9                 133,503        181,031       246,408                    132,471          179,999          245,375
    10                 147,449        206,263       290,541                    147,449          206,263          290,541
    15                 228,594        368,203       613,137                    228,594          368,203          613,137
    20                 299,244        566,735     1,145,164                    299,244          566,735        1,145,164
    25                 336,687        785,361     1,997,902                    336,687          785,361        1,997,902
    30                 279,082        957,390     3,306,086                    279,082          957,390        3,306,086
    35                      0*        913,862     5,199,592                         0*          913,862        5,199,592

*Additional payment will be required to prevent policy termination.

ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.

THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY

SPECIFIED AMOUNT:  $1,000,000                           DEATH BENEFIT OPTION:  B
MALE SELECT CLASS ISSUE AGE 55                  FEMALE SELECT CLASS ISSUE AGE 55
ANNUAL PREMIUM:  $20,000                            CASH VALUE ACCUMULATION TEST

                                 CURRENT CHARGES

                                                                         DEATH BENEFIT
                                                      ----------------------------------------------------
                                                    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF
   END OF           PREMIUM ACCUMULATED             -------------------------------------------------------
POLICY YEAR       AT 5% INTEREST PER YEAR              0%                   6%                   12%
-----------       -----------------------          ---------            ---------            ---------
     1                        21,000                 1,015,523          1,016,526            1,017,531
     2                        43,050                 1,030,873          1,033,856            1,036,960
     3                        66,203                 1,046,052          1,052,027            1,058,495
     4                        90,513                 1,061,060          1,071,080            1,082,361
     5                       116,038                 1,075,898          1,091,055            1,108,809
     6                       142,840                 1,090,564          1,111,995            1,138,116
     7                       170,982                 1,105,056          1,133,942            1,170,587
     8                       200,531                 1,119,371          1,156,940            1,206,561
     9                       231,558                 1,133,503          1,181,031            1,246,408
    10                       264,136                 1,147,449          1,206,263            1,290,541
    15                       453,150                 1,228,594          1,368,203            1,613,137
    20                       694,385                 1,299,244          1,566,735            2,145,164
    25                     1,002,269                 1,336,687          1,785,361            2,997,902
    30                     1,395,216                 1,279,082          1,957,390            4,306,086
    35                     1,896,726                 1,000,000          1,913,862            6,199,592

                                  POLICY VALUE                                                  CASH VALUE
                 ----------------------------------------------------     -----------------------------------------------------
                ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF
   END OF       -------------------------------------------------------  -------------------------------------------------------
POLICY YEAR              0%              6%           12%                          0%               6%             12%
-----------          ---------      ---------     ---------                   ---------         ---------      ---------
   1                    15,523         16,526        17,531                        6,233           7,236          8,241
   2                    30,873         33,856        36,960                       22,615          25,598         28,703
   3                    46,052         52,027        58,495                       38,826          44,801         51,269
   4                    61,060         71,080        82,361                       54,867          64,886         76,167
   5                    75,898         91,055       108,809                       70,737          85,894        103,648
   6                    90,564        111,995       138,116                       86,435         107,866        133,987
   7                   105,056        133,942       170,587                      101,960         130,845        167,491
   8                   119,371        156,940       206,561                      117,307         154,875        204,496
   9                   133,503        181,031       246,408                      132,471         179,999        245,375
   10                  147,449        206,263       290,541                      147,449         206,263        290,541
   15                  228,594        368,203       613,137                      228,594         368,203        613,137
   20                  299,244        566,735     1,145,164                      299,244         566,735      1,145,164
   25                  336,687        785,361     1,997,902                      336,687         785,361      1,997,902
   30                  279,082        957,390     3,306,086                      279,082         957,390      3,306,086
   35                       0*        913,862     5,199,592                           0*         913,862      5,199,592

*Additional payment will be required to prevent policy termination.

ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.

THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.



                                       49